PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current [Abstract]
Deferred channel costs	$ 232,384	$ 71,707
Employee loans and advances	2,175	2,394
Other receivables	211,244	171,459
Prepaid cost of revenue, sales and marketing expense and others	41,311	23,669
Security deposits	1,902	2,144
Tax receivable	46,171	41,014
Total Current	535,187	312,387
Non-current [Abstract]
Deferred channel costs	29,162	29,956
Other receivables	4,849	7,852
Prepaid licensing fee	5	56
Prepayment for purchase of property and equipment (including renovation-in-progress)	8,006	11,857
Security deposits	22,476	19,344
Others	1,186	0
Total Non-current	$ 65,684	$ 69,065